Inventories, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Inventories, Net [Abstract]
Inventories write-down	$ 53,955	$ (22,863)	$ (72,057)